Shares and issued capital - Fully Paid Ordinary Shares - Number of Shares (Details) $ in Thousands, $ in Millions								1 Months Ended	11 Months Ended	12 Months Ended
	Oct. 25, 2018 USD ($) shares	Aug. 29, 2018 HKD ($) shares	Aug. 29, 2018 USD ($) shares	Jun. 29, 2018 HKD ($) shares	Jun. 29, 2018 USD ($) shares	Dec. 06, 2017 USD ($) shares	Jun. 23, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 06, 2016 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of classes of share capital [line items]
Balance at the beginning of period (in shares) | shares									42,073,748,961	4,916,106,889	4,252,922,259	42,073,748,961
Balance at beginning of year									$ 4,190,255	$ 6,721,335	$ 5,403,227	$ 4,190,255
Issuance of shares under the Company's employee share option plan (in shares) | shares								2,081,358	329,531,926	24,071,936	32,723,622
Issuance of shares under the Company's employee share option plan										$ 8,076	$ 17,105	$ 17,610
Ordinary shares issued (in shares) | shares						241,418,625
Ordinary shares issued						$ 1,000				$ 160,878	$ 326,140
Shares bought back on-market and cancelled (in shares) | shares										(18,941,000)
Shares bought back on-market and cancelled										$ (20,057)
Conversion of convertible bonds during the year (in shares) | shares											389,042,383	105,128,132
Conversion of convertible bonds during the year											$ 399,099	$ 10,244
Adjustment arising from the Share Consolidation (in shares) | shares												(38,257,568,118)
Share premium reduction							$ (910,800)
Balance at the end of period (in shares) | shares								4,252,922,259		5,039,819,199	4,916,106,889	4,252,922,259
Balance at end of year								$ 5,403,227		$ 8,923,580	$ 6,721,335	$ 5,403,227
China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund")
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares) | shares		57,054,901	57,054,901
Datang Telecom Technology & Industry Holdings Co., Ltd. ("Datang")
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares) | shares				61,526,473	61,526,473
Ordinary shares
Disclosure of classes of share capital [line items]
Balance at beginning of year									$ 16,830	19,664	17,012	16,830
Issuance of shares under the Company's employee share option plan								8	132	97	130	140
Ordinary shares issued			$ 228		$ 246	966				474	966
Shares bought back on-market and cancelled (in shares) | shares	18,941,000
Shares bought back on-market and cancelled	$ (20,000)									(76)
Conversion of convertible bonds during the year											1,556	42
Balance at end of year								17,012		20,159	19,664	17,012
Ordinary shares | China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund")
Disclosure of classes of share capital [line items]
Ordinary shares issued		$ 607.6	77,400
Ordinary shares | Datang Telecom Technology & Industry Holdings Co., Ltd. ("Datang")
Disclosure of classes of share capital [line items]
Ordinary shares issued				$ 655.3	83,500
Share premium
Disclosure of classes of share capital [line items]
Balance at beginning of year									4,903,861	4,827,619	4,950,948	4,903,861
Issuance of shares under the Company's employee share option plan								697	$ 35,367	25,121	35,178	36,064
Ordinary shares issued			$ 77,148		$ 83,256	$ 325,174				160,404	325,174
Shares bought back on-market and cancelled										(19,981)
Conversion of convertible bonds during the year											427,168	11,023
Share premium reduction											(910,849)
Balance at end of year								$ 4,950,948		$ 4,993,163	$ 4,827,619	$ 4,950,948